Other Receivables and Loans to Others - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Government institutions	$ 614	$ 685
Prepaid expenses	189	940
Shares receivable from the Amendment of the Buffalo Agreement (see note 4J)	500	510
Deferred debt issuance costs (see note 4F)	638
Other	213	9
Total	$ 2,154	$ 2,144